NON-CONTROLLING INTEREST (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39)		$ (46,634)	$ 44,087
IVS Bulk Pte Ltd [Member]
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Balance at 1 January	$ 0	41,782
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39)	0	(52,339)
Share of profit (loss) for the year	0	10,557
Balance at 31 December	$ 0	$ 0	$ 41,782